Earnings(loss) per share	12 Months Ended
Dec. 31, 2021
12. Earnings Per Share

12.  Earnings/(loss) per share

Basic and diluted earnings per share are calculated by dividing the profit/(loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 1,001,046,568, 1,001,575,455 and 1,002,201,016 for 2019, 2020 and 2021, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares and from December 28, 2017, the right to receive forty-eight (48) Shares.

Computation of basic and diluted earnings/(loss) per share:

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Net profit/(loss) attributable to the equity holders of the Company – numerator for basic and diluted earnings/(loss) per share	46,893	15,883	(102,458)
Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings/(loss) per share	1,001,047	1,001,575	1,002,201
Basic and diluted earnings/(loss) per share	0.05	0.02	(0.10)